Investment Objectives and Goals - Series M	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Series M
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return consisting of capital appreciation and current income exempt from federal income tax.